Consolidated Statements of Income (Loss) and Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue	€ 42	€ 229	€ 16
Cost of goods sold	(70)	(392)	(58)
Gross loss	(28)	(163)	(42)
Cost of development expenses	(15,784)	(158,479)	(40,609)
Selling and distribution expenses	(1,110)	(3,558)	(3,220)
General and administrative expenses	(13,204)	(20,023)	(15,094)
Other operating income/(expenses)	(61,835)	842	(183)
Deconsolidation gain	40,122	0	0
Impairment reversals/(losses) on financial assets	1	5	(6)
Operating loss	(51,838)	(181,376)	(59,154)
Interest and similar income	8,427	999	0
Interest and similar expense	(10,149)	(3,321)	(4,781)
Loss before tax	(53,560)	(183,698)	(63,935)
Taxes on income	0	0	0
Deferred taxes expense	0	0	(18)
Loss for the period	(53,560)	(183,698)	(63,953)
Other comprehensive income that will not be reclassified to profit or loss	0	0	16
Total comprehensive loss for the period	€ (53,560)	€ (183,698)	€ (63,937)
Loss per share in EUR
Basic/diluted (in EUR per share)	€ (0.5)	€ (2.21)	€ (1.07)
Weighted average number of shares for calculation of earnings per share
Basic/diluted (in shares)	107,164,315	83,055,318	59,836,824